The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

(312) 630-6000

April 4, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Northern Funds
Post-Effective Amendment No. 81
1933 Act Registration No. 33-73404
1940 Act Registration No. 811-08236

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:

a. the form of the Trust’s (i) Global Tactical Asset Allocation Fund Prospectus and (ii) Global Tactical Asset Allocation Fund Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 81 to the Trust’s registration statement on Form N-1A; and

b. the text of Post-Effective Amendment No. 81 to the Trust’s registration statement was filed with the Commission via EDGAR on March 21, 2012 (Accession No. 0001193125-12-125352) with an effective date of April 1, 2012.

Please do not hesitate to contact the undersigned at (312) 557-1441 if you have any questions.

Very truly yours,

/s/ Jose J. Del Real
Jose J. Del Real, Esq. Assistant Secretary

cc:	Craig Carberry, Esq.

Diana McCarthy, Esq.

Owen Meacham, Esq.